FORM N-SAR-U
SEMI-ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES

Report for fiscal year ending:   12/31/04 (b)

Is this a transition report?   N

Is this an amendment to a previous filing?   N

Those items or sub-items with a box after the item should be completed only if the answer has changed from the previous filing on this form.

1.	A. Registrant Name: KANSAS CITY LIFE VARIABLE ANNUITY SEPARATE ACCOUNT B. File Number: 811-8994 C. Telephone Number: (816)753-7000
2.	A. Street: 3520 BROADWAY B. City: KANSAS CITY C. State: MO D. Zip Code: 64111 Zip Ext: 2565
3.	Is this the first filing on this form by Registrant? N
4.	Is this the last filing on this form by Registrant? N
5.	Is Registrant a small business investment company (SBIC)? N (If answer is "Y", complete only items 89 through 110.)
6.	Is Registrant a unit investment trust (UIT)? Y (If answer is "Y" complete only items 111 through 132.)
7.	A. Is Registrant a series of multiple portfolio company? N (If answer is "N" (No), go to item 8.)

For period ending 12/31/04
File number 811-8994

UNIT INVESTMENT TRUSTS

119.	State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period: 0
125.	State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant’s principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000‘s omitted): $0
126.	Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operation in Registrant’s units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.)($000‘s omitted): $0
127.	List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                    Number of   Total Assets   Total Income
                                     Series      ($000's        Distributions
                                    Investing    omitted)     ($000's omitted)

  A. U.S. Treasury direct issue
  B. U.S. Government agency
  C. State and municipal tax-fee
  D. Public utility debt
  E. Brokers or dealers debt or debt
     of brokers' or dealers' parent
  F. All other corporate intermed. &
     long-term debt
  G. All other corporate short-term
     debt
  H. Equity securities of brokers or
     dealers or parent of broker
     or dealers
  I. Investment company equity securities   1       $ 255,850        $ 3,268
  J. All other equity securities
  K. Other securities
  L. Total assets of all series of
     registrant
131.	Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted) $3,467
132.	List the “811” (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing: